SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 Segment	Dec. 31, 2012
Foreclosed Real Estate [Abstract]
Foreclosed real estate	$ 5,600,000	$ 7,300,000
Core Deposit Intangible [Abstract]
Core deposit intangible	553,000
Bank Owned Life Insurance [Abstract]
Cash surrender values of policies	$ 18,600,000	$ 19,100,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option terms	P7Y
Weighted average assumptions [Abstract]
Dividend yield (in hundredths)	0.81%
Expected volatility (in hundredths)	16.82%
Risk-free interest rate (in hundredths)	0.65%
Fair value of options granted during the period (in dollars per share)	$ 3.12
Expected lives in years	5 years
Share options granted (in shares)		0
Segment Reporting [Abstract]
Number of reportable segments	1
Number of operating segments	1
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Pennsylvania [Member]
Entity Location [Line Items]
Full service branches	11
New Jersey [Member]
Entity Location [Line Items]
Full service branches	7